Investment in associates (Details Narrative)		1 Months Ended	12 Months Ended
	Oct. 13, 2022 USD ($) shares	Sep. 30, 2022 USD ($) shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2022 CAD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CAD ($)	Dec. 31, 2022 CAD ($) shares
Statement [Line Items]
Proceeds from euity interests				$ 0		$ 152,000
Share-based compensation expense				1,059,000	$ 1,206,000
Dolly Varden [Member]
Statement [Line Items]
Common shares sold | shares	17,000,000
Proceeds from euity interests	$ 6,800
Investment in shares classified as an asset held for sale | shares		17,000,000
Impairment expense		$ 5,506	$ 5,506,000	5,506,000
Fair market value							$ 53,554
Equity interest	22.20%
UMS [Member]
Statement [Line Items]
Outstanding balance			$ 240		142
Future rental expense | shares			520				520
Share-based compensation expense				$ 483	$ 453